<SEQUENCE>1
<FILENAME>nia4q08.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $59,020 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
AMAZON INC             COM            023135106      469     9150            Sole                 3575       0   5575
AT&T                   COM            00206R102     5819   204192            Sole               108001       0  96191
BANK OF AMERICA        COM            060505104     1900   134963            Sole                73730       0  61233
BB&T CORP              COM            054937107      275    10000            Sole                 3925       0   6075
BIG LOTS INC           COM            089302103     2051   141575            Sole                74925       0  66650
BRISTOL MYERS SQUIBB   COM            110122108     4960   213341            Sole                99075       0 114266
DIRECTV GROUP INC      COM            25459L106     6149   268414            Sole               127025       0 141389
DOW CHEM CO            COM            260543103     2284   151337            Sole                78775       0  72562
DU PONT                COM            263534109     3137   124007            Sole                60250       0  63757
FAMILY DLR STORES      COM            307000109     4263   163525            Sole                84750       0  78775
GENERAL ELEC CO        COM            369604103     3055   188600            Sole               104000       0  84600
J P MORGAN CHASE       COM            46625H100     4557   144525            Sole                76500       0  68025
LEGGETT & PLATT        COM            524660107     2868   188800            Sole               100650       0  88150
LILY ELI & CO          COM            532457108     4317   107211            Sole                53900       0  53311
MERCK & CO             COM            589331107     4269   140435            Sole                70300       0  70135
MONSANTO CO            COM            61166W101     4443    63150            Sole                32550       0  30600
ORACLE CORP            COM            68389X105      488    27500            Sole                 8400       0  19100
PFIZER                 COM            717081103     3716   209831            Sole               102075       0 107756

                                                  59,020